SUBSEQUENT EVENTS - Additional Information (Details) - Subsequent event - Blockchain Dynamics Limited - Discontinued Operations	Mar. 19, 2024 $ / shares shares
Subsequent Event [Line Items]
Ordinary shares | shares	1,307,229
Par value | $ / shares	$ 0.04